Concentrations (Tables)	6 Months Ended
Mar. 31, 2024
Concentrations [Abstract]
Schedule of Total Accounts Receivable	The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable As of September 30, 2023 and March 31, 2024.
	As of September 30, 2023		As of March 31, 2024
			(Unaudited)
Customer	Amount	% of Total	Amount		% of Total
A	$1,308,360	35%	$	*	*
B	566,209	15%		2,636,130	62%
C	*	*		*	*
D	*	*		*	*
E	*	*		485,329	11%
H	*	*		782,045	18%
Total	$1,874,569	50%		$3,903,504	91%
*	The percentage is below 10%

Schedule of Advances from Customers	The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers As of September 30, 2023 and March 31, 2024.
	As of September 30, 2023		As of March 31, 2024
			(Unaudited)
Customer	Amount	% of Total	Amount		% of Total
F	$536,032	14%	$	*	*
A	*	*		560,964	69%
Total	$536,032	14%		$560,964	69%
*	The percentage is below 10%

Schedule of Total Revenues	The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the six months ended March, 2023 and 2024.
	Six Months Ended March 31,
	2023		2024
	(Unaudited)		(Unaudited)
Customer	Amount	% of Total	Amount	% of Total
B	$660,155	13%	$3,118,447	36%
C	574,655	11%	*	*
E	*	*	1,811,277	21%
H	*	*	1,656,480	19%
A	*	*	931,801	11%
Total	$1,234,810	24%	$7,518,005	87%
*	The percentage is below 10%

Schedule of Total Accounts Payable	The following table sets forth information as to each customer that accounted for 10% or more of total accounts payable As of September 30, 2023 and March 31, 2024.
	As of September 30, 2023		As of March 31, 2024
			(Unaudited)
Supplier	Amount	% of Total	Amount	% of Total
A	$273,032	30%	$100,066	23%
B	178,180	20%	*	*
C	123,355	14%	*	*
D	*	*	*	*
E	*	*	*	*
F	*	*	*	*
G	90,625	10%	91,575	21%
Total	$665,192	74%	$191,641	44%
*	The percentage is below 10%

Schedule of Total Advances to Suppliers	The following table sets forth information as to each customer that accounted for 10% or more of total advances to suppliers as of September 30, 2023 and March 31, 2024.
	As of September 30, 2023		As of March 31, 2024
			(Unaudited)
Supplier	Amount	% of Total	Amount	% of Total
I	$3,754,783	20%	$7,962,197	33%
J	2,894,737	15%	2,925,086	12%
K	2,192,982	12%	*	*
L	2,164,474	12%	*	*
F	*	*	2,772,624	12%
M	*	*	2,822,319	12%
Total	$11,006,976	59%	$16,482,226	69%
*	The percentage is below 10%

Schedule of Each Supplier That Accounted Total Purchases	The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the six months ended March 31, 2023 and 2024.
	Six Months Ended March 31,
	2023		2024
	(Unaudited)		(Unaudited)
Suppliers	Amount	% of Total	Amount	% of Total
N	$1,552,940	26%	*	*
O	972,911	16%	1,507,114	13%
I	717,367	12%	2,947,545	26%
M	*	*	2,121,255	19%
F	*	*	1,594,471	14%
Total	$3,243,218	54%	8,170,385	72%
*	The percentage is below 10%